Contingencies and commitment (Tables)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities

	As of March 31
	2024	2023

Rights of use lease assets	$577,665	$523,519

Lease liabilities, current	$151,170	$79,475
Lease liabilities, non-current	578,866	608,068
Total operating lease liabilities	730,036	$687,543

As of March 31, 2023, the weighted average remaining lease terms and discount rates for all of operating leases were as follows:

Weighted average remaining lease term (years)	4.49	6.10
Weighted average discount rate	4.79%	4.90%

	As of March 31
	2022	2021
Rights of use lease assets	$759,314	$1,005,649

Lease liabilities, current	$139,137	$101,134
Lease liabilities, non-current	709,248	934,610
Total operating lease liabilities	848,385	$1,035,744

As of March 31, 2022, the weighted average remaining lease terms and discount rates for all of operating leases were as follows:

Weighted average remaining lease term (years)	5.45	7.45
Weighted average discount rate	4.90%	4.75%

Schedule of maturities of lease liabilities

2025	$191,268
2026	234,065
2027	142,057
2028	142,057
2029 and thereafter	142,057
Total undiscounted cash flows	851,504
Less: imputed interest	(121,468)
Present value of lease liabilities	$730,036

2023	$177,684
2024	120,874
2025	113,777
2026	154,809
2027 and thereafter	437,549
Total undiscounted cash flows	1,004,693
Less: imputed interest	(156,308)
Present value of lease liabilities	$848,385